Opportunistic Credit Interval Fund
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (65.75%)(a)(b)(l)

Communication Services (6.44%)
Neptune Bidco US Inc. First Lien Term Loan	10.41%	3M SOFR + 5.00%, 0.50% Floor	04/11/2029	$1,637,594	$1,545,479
Neptune Bidco US Inc., First Lien Term Loan A	10.16%	3M SOFR + 4.75%, 0.50% Floor	10/11/2028	2,494,975	2,347,148
Neptune Bidco US Inc., Second Lien Term Loan	15.16%	3M SOFR + 9.75%, 0.75% Floor	10/11/2029	2,000,000	1,975,630
NextFlight Ventures, Delayed Draw Term Loan(c)(d)	15.61%	3M SOFR + 10.00%	12/26/2025	106,013	103,276
NextFlight Ventures, First Lien Term Loan(d)	15.60%	3M SOFR + 10.00%	12/26/2025	1,101,075	1,072,557
Synamedia Americas Holdings, Inc., First Lien Term Loan	13.08%	3M SOFR + 7.75%, 1.00% Floor	12/05/2028	1,674,569	1,628,853
					8,672,943
Consumer Discretionary (2.09%)
PMP OPCO, LLC, Delayed Draw Term Loan(c)	-%	3M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	–
PMP OPCO, LLC, First Lien Term Loan	13.84%	3M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,968,750	1,929,375
PMP OPCO, LLC, Revolver(c)	-%	3M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	–
Riddell Inc., Delayed Draw Term Loan(c)(e)	-%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	–	(1,455)
Riddell Inc., First Lien Term Loan(e)	11.33%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	903,409	888,955
					2,816,875
Consumer Staples (4.02%)
Alphia, Inc., First Lien Term Loan	10.34%	3M SOFR + 5.00%	10/03/2030	2,992,500	2,831,653
Florida Food Products LLC, First Lien Term Loan	10.46%	1M SOFR + 5.00%, 0.75% Floor	10/18/2028	2,087,353	1,820,892
Global Integrated Flooring Systems Inc., First Lien Term Loan(d)	14.67%	3M SOFR + 8.36%, 1.00% PIK	06/30/2025	1,268,377	762,548
Global Integrated Flooring Systems Inc., Revolver(d)	14.70%	3M SOFR + 8.36%, 1.00% PIK	06/30/2025	12,131	7,293
					5,422,386
Financials (18.84%)
AIS Holdco LLC, First Lien Term Loan	11.33%	3M SOFR + 5.00%	05/21/2029	2,104,000	2,061,920
AIS Holdco LLC, Revolver(c)	-%	3M SOFR + 8.75%	05/21/2029	–	–
BetaNXT, Inc., First Lien Term Loan	11.08%	3M SOFR + 5.75%	07/01/2029	2,984,848	2,863,663
Cor Leonis Limited, Revolver(c)	12.83%	3M SOFR + 7.50%, 1.50% Floor	05/15/2028	195,060	195,060
Expert Experience Credit Motors, LLC, Revolver(c)	15.83%	1M SOFR + 10.50%	03/29/2026	4,507,952	4,507,952
Fortis Payment Systems, LLC, Delayed Draw Term Loan(c)	11.18%	PRIME + 5.75%	02/13/2026	116,953	117,346
Fortis Payment Systems, LLC, First Lien Term Loan	11.18%	3M SOFR + 5.75%, 1.00% Floor	02/13/2026	1,870,313	1,856,285
Lion FIV Debtco Limited, Revolver(c)	16.33%	3M SOFR + 11.00%	10/18/2024	498,828	472,753
Meridian Venture Partners II LP, First Lien Term Loan(d)	15.50%	15.50% PIK	04/15/2027	5,149,188	4,994,712

June 30, 2024	5

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Resolute Investment Managers, Inc., First Lien Term Loan	12.10%	3M SOFR + 6.50%	04/30/2027	$2,000,000	$1,960,000
Royal Palm Equity Partners I L.P., Delayed Draw Term Loan(c)	12.32%	3M SOFR + 7.00%	10/24/2033	7,424	4,381
Royal Palm Equity Partners I L.P., First Lien Term Loan(c)	12.32%	3M SOFR + 7.00%	10/24/2033	1,514	906
Royal Palm Equity Partners I L.P., Initial First Lien Term Loan(d)	12.32%	3M SOFR + 7.00%, 12.32% PIK	10/24/2033	576,513	571,670
Royal Palm Equity Partners II L.P., First Lien Term Loan(d)	13.32%	3M SOFR + 8.00%, 13.32% PIK	10/24/2028	39,449	39,094
Russell Investments US Institutional Holdco, Inc., First Lien Term Loan(d)	11.83%	1M SOFR + 5.00%, 1.00% Floor	05/31/2027	4,591,105	4,096,138
TA/WEG HOLDINGS, LLC, 2020 Delayed Draw Term Loan	10.85%	3M SOFR + 5.50%, 1.00% Floor	10/04/2027	310,735	310,735
TA/WEG HOLDINGS, LLC, 2021 Delayed Draw Term Loan	10.83%	3M SOFR + 5.50%, 1.00% Floor	10/04/2027	464,549	464,549
TA/WEG HOLDINGS, LLC, 2024 Delayed Draw Term Loan(c)	10.84%	3M SOFR + 5.50%, 1.00% Floor	10/04/2027	387,582	403,023
TA/WEG HOLDINGS, LLC, May 2022 Delayed Draw Term Loan	10.82%	3M SOFR + 5.50%, 1.00% Floor	10/04/2027	466,090	466,090
TA/WEG HOLDINGS, LLC, Revolver(c)	-%	3M SOFR + 5.50%, 1.00% Floor	10/04/2027	–	–
					25,386,277
Health Care (4.58%)
CCMG Buyer, LLC, First Lien Term Loan	11.08%	1M SOFR + 5.75%, 1.00% Floor	05/08/2030	1,750,000	1,728,125
CCMG Buyer, LLC, Revolver(c)	-%	1M SOFR + 5.75%, 1.00% Floor	05/08/2030	–	–
Dentive LLC, Delayed Draw Term Loan(c)	12.10%	3M SOFR + 6.75%, 1.00% Floor	12/26/2028	452,836	417,124
Dentive LLC, First Lien Term Loan	12.08%	3M SOFR + 6.75%, 1.00% Floor	12/26/2028	238,222	233,457
IDC Infusion Services, Inc., Delayed Draw Term Loan(c)	-%	1M SOFR + 6.50%, 0.50% Floor	07/07/2028	–	815
IDC Infusion Services, Inc., First Lien Term Loan	11.85%	6M SOFR + 6.50%, 1.00% Floor	07/07/2028	364,131	359,798
PhyNet Dermatology LLC, Delayed Draw Term Loan(c)	-%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	–	2,534
PhyNet Dermatology LLC, First Lien Term Loan	11.82%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	484,104	480,473
South Florida ENT Associates, Delayed Draw Term Loan(c)	11.69%	3M SOFR + 6.25%	12/31/2025	61,134	61,671
South Florida ENT Associates, First Lien Term Loan	12.43%	3M SOFR + 7.00%, 1.00% Floor	12/31/2025	391,489	390,236
USN Opco, LLC, First Lien Term Loan	11.24%	3M SOFR + 5.75%, 1.00% Floor	12/21/2026	2,493,750	2,493,750
					6,167,983
Industrials (8.63%)
Accordion Partners, LLC, Delayed Draw Term Loan A	11.58%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	7,226	7,226
Accordion Partners, LLC, Delayed Draw Term Loan B	11.33%	3M SOFR + 6.00%, 0.75% Floor	08/29/2029	9,056	9,027
Accordion Partners, LLC, First Lien Term Loan A	11.33%	3M SOFR + 6.00%, 0.75% Floor	08/29/2029	82,323	82,060

6	www.opportunisticcreditintervalfund.com

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Accordion Partners, LLC, Third Amendment Delayed Draw Term Loan	11.58%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	$150,000	$150,000
Accordion Partners, LLC, Third Amendment First Lien Term Loan	11.60%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	99,000	99,000
Arcline FM Holdings, LLC, First Lien Term Loan	10.35%	3M SOFR + 4.75%, 0.75% Floor	06/23/2028	496,190	498,244
Astro Acquisition, LLC, First Lien Term Loan	10.83%	3M SOFR + 5.50%, 1.00% Floor	12/13/2027	3,990,000	3,960,075
Inmar, Inc., First Lien Term Loan	10.84%	1M SOFR + 5.50%, 1.00% Floor	05/01/2026	994,975	998,706
Marvel APS, (Autorola Group Holding A/S) Delayed Draw Term Loan(d)	10.00%	10.00% PIK	12/21/2027	3,198,250	3,425,167
Material Handling Systems, Inc., First Lien Term Loan	10.80%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	571,942	512,366
Qualtek LLC, ABL Exit Facility	10.93%	Prime + 5.50%	07/14/2024	4,891	4,903
Qualtek LLC, First Lien Term Loan(d)(h)	-%	3M SOFR + 1.00%, 9.00% PIK, 1.00% Floor	07/14/2025	374,047	196,374
Qualtek LLC, ABL Revolver(c)	-%	PRIME + 5.50%	05/31/2024	–	1,874
Qualtek LLC, Second Lien Term Loan(d)(h)	-%	6M SOFR + 1.00%, 9.00% PIK, 1.00% Floor	01/14/2027	258,820	–
Tactical Air Support, Inc., Delayed Draw Term Loan(c)	-%	3M SOFR + 8.50%, 1.00% Floor	12/22/2028	–	(5,714)
Tactical Air Support, Inc., First Lien Term Loan	13.97%	3M SOFR + 8.50%, 1.00% Floor	12/22/2028	1,714,286	1,680,000
					11,619,308
Information Technology (17.62%)
Alegeus Technologies Holdings Corp., First Lien Term Loan	13.67%	3M SOFR + 8.25%, 1.00% Floor	09/05/2024	360,438	360,438
Athos Merger Sub LLC, Second Lien Term Loan	13.85%	3M SOFR + 8.25%	07/30/2027	160,771	139,646
Athos Merger Sub LLC, First Lien Term Loan	10.60%	3M SOFR + 5.00%	07/31/2026	236,146	217,058
DCert Buyer, Inc., First Amendment Term Loan Refinancing, Second Lien Term Loan	12.34%	1M SOFR + 7.00%	02/16/2029	3,532,961	3,170,833
DRI Holdings Inc., First Lien Term Loan	10.69%	1M SOFR + 5.25%, 0.50% Floor	12/15/2028	500,743	482,436
Enverus Holdings, Inc., Initial First Lien Term Loan	10.84%	1M SOFR + 5.50%, 0.75% Floor	12/12/2029	811,993	804,604
Enverus Holdings, Inc., Revolver(c)	-%	1M SOFR + 5.50%, 0.75% Floor	12/12/2029	–	(676)
Global IID Parent LLC, First Lien Term Loan	10.10%	3M SOFR + 4.50%, 0.50% Floor	12/08/2028	2,838,838	2,807,610
Global IID Parent LLC, Second Lien Term Loan	13.35%	3M SOFR + 7.75%, 0.50% Floor	12/16/2029	165,000	158,516
HDC / HW Intermediate Holdings, LLC, Second Lien Term Loan B(d)(h)	-%	3M SOFR + 1.00%, 2.50% PIK, 5.25% Floor	06/21/2026	641,838	–
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan A(d)	9.10%	3M SOFR + 1.00%, 2.50% PIK, 5.25% Floor	06/21/2026	926,668	846,975
Help Systems Holdings, Inc., First Lien Term Loan	9.43%	1M SOFR + 4.00%, 0.75% Floor	11/19/2026	2,489,604	2,248,423
Ivanti Software, Inc., First Lien Term Loan	9.81%	3M SOFR + 4.25%, 0.75% Floor	12/01/2027	1,456,519	1,162,149
Kofax, Inc., First Lien Term Loan	10.68%	3M SOFR + 5.25%, 0.50% Floor	07/20/2029	2,575,384	2,403,722
Morae Global Corporation, First Lien Term Loan	13.47%	3M SOFR + 8.00%, 2.00% Floor	10/26/2026	1,349,219	1,317,242

June 30, 2024	7

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Morae Global Corporation, Revolver(c)	-%	3M SOFR + 8.00%, 2.00% Floor	10/26/2026	$–	$(2,963)
PEAK Technology Partners, Inc., First Lien Term Loan	11.72%	3M SOFR + 6.40%, 1.00% Floor	07/22/2027	616,827	607,883
Riskonnect Parent LLC, Delayed Draw Term Loan(c)	-%	3M SOFR + 5.50%, 0.75% Floor	12/07/2028	–	(6,000)
Riskonnect Parent LLC, First Lien Term Loan	10.98%	3M SOFR + 5.50%, 0.75% Floor	12/07/2028	1,222,228	1,208,539
Tank Holding Corp., First Lien Term Loan	11.19%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	1,838,870	1,812,436
Tank Holding Corp., Revolver(c)	-%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	–	(98)
Taoglas Group Holdings Limited, First Lien Term Loan	12.58%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	310,078	296,900
Taoglas Group Holdings Limited, Revolver(c)	12.57%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	69,727	66,072
VeriFone Systems, Inc., First Lien Term Loan	9.60%	3M SOFR + 4.00%	08/20/2025	994,737	818,315
Zywave, Inc., First Lien Term Loan	9.98%	3M SOFR + 4.50%, 0.75% Floor	11/12/2027	2,974,385	2,801,871
					23,721,931
Real Estate (3.53%)
RHF VI FUNDING LLC, Revolver(c)	13.10%	3M SOFR + 7.50%	11/19/2024	4,750,000	4,750,000
					4,750,000

TOTAL BANK LOANS
(Cost $88,951,965)					88,557,703

Bonds & Notes (0.27%)(a)(b)(l)
Asset Backed Securities (0.27%)
Mount Logan Funding 2018-1 LP(e)	22.14%		01/22/2033	479,858	359,750

Total Bonds & Notes
(Cost $401,840)					359,750
EQUIPMENT FINANCING (2.36%)(a)(b)(l)
Financials (2.36%)
White Oak Equipment Finance 1, LLC(f)	10.75%		01/01/2027	3,183,634	3,183,634

Total Equipment Financing
(Cost $3,183,634)					3,183,634

	Shares	Value
COMMON EQUITY (0.89%)(a)(l)
Communication Services (0.00%)
NextFlight Ventures(g)	23	3,271
NFV Co-Pilot, Inc.(g)	114	2,722
		5,993

Consumer Discretionary (0.89%)
IFRG Investor III, L.P.	1,250,000	1,200,000
		1,200,000

8	www.opportunisticcreditintervalfund.com

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Value
COMMON EQUITY (0.89%) (continued)
Industrials (–%)
Qualtek LLC(g)	28,521	–
		–

Information Technology (–%)
HDC / HW Intermediate Holdings, LLC(g)	24,803	–
		–

TOTAL COMMON EQUITY
(Cost $1,502,236)		1,205,993

	Shares	Value
JOINT VENTURE (3.06%)
Joint Venture (3.06%)
Great Lakes Funding II LLC, Series A(c)(e)(i)(j)(l)	3,973,911	4,116,972
		4,116,972

TOTAL JOINT VENTURE
(Cost $3,973,911)		4,116,972

	Dividend Rate	Shares	Value
PREFERRED STOCK (10.68%)(a)(b)(l)
Communication Services (1.72%)
Highmount DP SPV, LLC, Class A, Preferred(c)(f)(g)		2,321,429	2,321,429
			2,321,429

Consumer Discretionary (6.36%)
EBSC Holdings LLC (Riddell, Inc.), Preferred(d)(e)	10.00% PIK	5,123,288	5,064,603
Princeton Medspa Partners, LLC, Preferred(d)(f)	12.50% PIK	3,500,000	3,500,000
			8,564,603

Health Care (2.60%)
Epilog Partners SPV III, LLC, Preferred(f)(g)		3,500,000	3,500,000
			3,500,000

TOTAL PREFERRED STOCK
(Cost $14,380,071)			14,386,032

WARRANTS (0.06%)(a)(l)
Morae Global Holdings Inc., Warrants		1	78,224
Princeton Medspa Partners, LLC, Warrants(f)		0.09	-

			78,224
TOTAL WARRANTS
(Cost $52,195)			78,224

June 30, 2024	9

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2024 (Unaudited)

	Number of Contracts	Value
DERIVATIVES (–%)(a)(l)
Epilog Partners SPV III, LLC, Put Option(f)	3,500,000	-
Princeton Medspa Partners, LLC, Put Option(f)	3,500,000	-

TOTAL PURCHASED OPTIONS
(Cost $–)		-

SHORT- TERM INVESTMENTS (14.99%)
US BANK MMDA - USBGFS 9, 5.24%(k)(l)	20,187,419	20,187,419

TOTAL SHORT- TERM INVESTMENTS
(Cost $20,187,419)		20,187,419

INVESTMENTS, AT VALUE (98.06%)
(Cost $132,633,271)		$132,075,727

Other Assets In Excess Of Liabilities (1.94%)		2,613,015

NET ASSETS (100.00%)		$134,688,742

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

PIK – Payment in-kind

Reference Rates:

PRIME - US Prime Rate as of June 30, 2024 was 8.50%

1M US SOFR - 1 Month SOFR as of June 30, 2024 was 5.34%

3M US SOFR - 3 Month US SOFR as of June 30, 2024 was 5.32%

6M US SOFR - 6 Month US SOFR as of June 30, 2024 was 5.25%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	All or a portion of this commitment was unfunded as of June 30, 2024.
(d)	Payment in kind security which may pay interest in additional par.
(e)	Affiliated company.
(f)	Investment is held through SOFIX Master Blocker, LLC, wholly owned subsidiary.
(g)	Non-income producing security.
(h)	Non-accrual investment.
(i)	Restricted security.
(j)	During the period April 1, 2024 to June 30, 2024, the Fund invested $77,554 in Great Lakes Funding II LLC - Series A units, received a return of capital distribution of $-, and reported change in unrealized appreciation of $33,964 on Great Lakes Funding II LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $181,855 during the period.
(k)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2024.
(l)	These investments are pledged to secure the Fund’s debt obligations.

10	www.opportunisticcreditintervalfund.com

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2024 (Unaudited)

Additional information on investments in private investment funds:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of June 30, 2024
Great Lakes Funding II LLC, Series A	$4,116,972	N/A	N/A	$1,025,037
Total	$4,116,972			$1,025,037

Unfunded Commitments:

Security	Value	Maturity Date	Unfunded Commitments as of June 30, 2024
AIS Holdco LLC, Revolver	$–	05/21/2029	$100,000
CCMG Buyer, LLC, Revolver	–	05/08/2030	250,000
Cor Leonis Limited, Revolver	195,060	05/15/2028	19,831
Dentive LLC, Delayed Draw Term Loan	417,124	12/26/2028	2,665,500
Enverus Holdings, Inc., Revolver	(676)	12/12/2029	74,324
Expert Experience Credit Motors, LLC, Revolver	4,507,952	03/29/2026	742,048
Fortis Payment Systems, LLC, Delayed Draw Term Loan	117,346	02/13/2026	507,813
Highmount DP SPV, LLC, Class A, Preferred	2,321,429	NA	2,678,571
IDC Infusion Services, Inc., Delayed Draw Term Loan	815	07/07/2028	100,649
Lion FIV Debtco Limited, Revolver	472,753	10/18/2024	1,251,172
Morae Global Corporation, Revolver	(2,963)	10/26/2026	125,000
NextFlight Ventures, Delayed Draw Term Loan	103,276	12/26/2025	203,363
PhyNet Dermatology LLC, Delayed Draw Term Loan	2,534	10/20/2029	1,013,464
PMP OPCO LLC, Delayed Draw Term Loan	–	05/31/2029	1,312,500
PMP OPCO LLC, Revolver	–	05/31/2029	218,750
Qualtek LLC, Revolver	1,874	05/31/2024	62,214
RHF VI FUNDING LLC, Revolver	4,750,000	11/19/2024	250,000
Riddell Inc., Delayed Draw Term Loan	(1,455)	03/29/2029	90,909
Riskonnect Parent LLC, Delayed Draw Term Loan	(6,000)	12/07/2028	5,000,000
Royal Palm Equity Partners I L.P., Delayed Draw Term Loan	4,381	10/24/2033	354,814
Royal Palm Equity Partners I L.P., First Lien Term Loan	906	10/24/2033	70,963
South Florida ENT Associates, Delayed Draw Term Loan	61,671	12/31/2025	107,744
TA/WEG HOLDINGS, LLC, 2024 Delayed Draw Term Loan	403,023	10/04/2027	2,058,830
TA/WEG HOLDINGS, LLC, Revolver	–	10/04/2032	207,900
Tactical Air Support, Inc., Delayed Draw Term Loan	(5,714)	12/22/2028	285,714
Tank Holding Corp., Revolver	(98)	03/31/2028	6,848
Taoglas Group Holdings Limited, Revolver	66,072	02/28/2029	16,270
Total	$13,409,310		$19,775,191
Total Unfunded Commitments			$20,800,228

June 30, 2024	11